DISCLUSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION	12 Months Ended
Dec. 31, 2018
Disclosure of new ifrs in the period [Abstract]
DISCLUSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION
Note 4: -	DISCLUSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION

a.	IFRS 16 – Leases

IFRS 16, replaces IAS 17 (Leases), and affects the accounting treatment for lessees with respect to leased assets. Pursuant to IFRS 16, all leases (except short term leases and small asset leases) will be recognized in the balance sheet. Initially, the lease liability and the right-of-use asset are measured at the present value of future lease payments (defined as economically unavoidable payments). The right-of-use asset is subsequently depreciated in a similar way to other assets such as tangible assets, i.e. typically in a straight-line over the lease term. Lessees will be required to separately recognize the interest expense on the lease liability and the depreciation expense on the right-of-use asset. Lessees will be also required to re-measure the lease liability upon the occurrence of certain events (e.g., a change in the lease term, a change in future lease payments resulting from a change in an index or rate used to determine those payments). The lessee will generally recognize the amount of the re-measurement of the lease liability as an adjustment to the right-of-use asset.

The new Standard is effective for annual periods beginning on or after January 1, 2019. Earlier application is permitted provided that IFRS 15, "Revenue from Contracts with Customers", is applied concurrently.

The Company plans to adopt IFRS 16 using the cumulative effect method without changing comparative information. The cumulative impact will adjust the opening balance of the equity at the date of initial application (i.e. January 1, 2019). The Company elects to apply the standard to contracts that were previously identified as leases applying IAS 17. The Company will therefore not apply the standard to contracts that were not previously identified as containing a lease applying IAS 17.

The Company elects to use the exemptions proposed by the standard with respect to lease contracts for which the underlying asset is of low value. The Company has leases of certain office equipment (i.e., printing and photocopying machines) that are considered of low value.

During 2018, the Company has performed a detailed impact assessment of IFRS 16. Impact on the statement of financial position (increase/(decrease)) as at January 1, 2019:

Assets	U.S. Dollars in thousands
Property, plant and equipment (right-of-use assets)	4,138

Lease liabilities	4,622

Net impact on equity	(484)

Pursuant to the adoption of IFRS 16, the Company’s operating expenses will be changed by the difference between the previously recognized lease costs and the depreciation costs on account of the Right-of-Use assets. In addition, the Company will begin to recognize interest expenses regarding the lease liability, which were not recognized in prior periods. Moreover, as of December 31, 2018 the effect of the initial adoption of the new Standard in 2019 is expected to result in a decrease in the Company's lease expenses of $967 thousands and an increase in the Company's depreciation and finance expenses of $804 thousands and $185 thousands, respectively. The total effect of the initial adoption of the new Standard in 2019 is expected to result in an increase of $163 thousands in operating income and a decrease of $22 thousands in income before taxes.

b.	IFRIC 23 - Uncertainty over Income Tax Treatment

IFRIC 23 clarifies application of recognition and measurement requirements in IAS 12 (Income Taxes) when there is uncertainty over income tax treatment. In determining taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, an entity must consider the probability that a taxation authority will accept an uncertain tax treatment. An entity has to determine whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments. The approach that better predicts the resolution of the uncertainty should be followed.

IFRIC 23 is effective for annual reporting periods beginning on or after 1 January 2019. The Company will apply the interpretation from its effective date.  The Company evaluated the possible impact of IFRIC 23, reviewed its tax position taken, in the Company's tax returns for all tax years currently open to examination by a taxing authority. The Company believes the implementation of IFRIC 23 is not expected to have a material impact on its financial statements.